Investments in Associates - Narrative (Details) € in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($) director
Disclosure of associates [line items]
Investments in associates			€ 8
Results related to associates		€ (8)	€ (217)
Yarrow Biotechnology, Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.00%	5.10%
Investments in associates | $				$ 0
Total number of board members | director				3
Right to appoint number of board member | director				1
Results related to associates		€ (8)